Data Compare Summary (Total)

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	2	0.00%	2
Amortization Term	0	1	0.00%	2
Amortization Type	0	1	0.00%	2
City	0	2	0.00%	2
Contract Sales Price	0	1	0.00%	2
First Payment Date	1	1	100.00%	2
Investor: Qualifying Total Debt Ratio	0	1	0.00%	2
Lien Position	0	1	0.00%	2
LTV Valuation Value	0	2	0.00%	2
Note Date	0	2	0.00%	2
Occupancy	0	2	0.00%	2
Original CLTV	0	1	0.00%	2
Original Interest Rate	0	2	0.00%	2
Original Loan Amount	0	2	0.00%	2
Original LTV	0	1	0.00%	2
Original P&I	0	2	0.00%	2
Original Term	0	1	0.00%	2
Originator Application Date	1	1	100.00%	2
Other Financing Junior Total Original Loan Amount	1	1	100.00%	2
Payment Frequency	1	1	100.00%	2
Property Type	0	1	0.00%	2
Purpose	0	2	0.00%	2
Refi Purpose	0	1	0.00%	2
Representative FICO	0	1	0.00%	2
State	0	2	0.00%	2
Street	0	1	0.00%	2
Zip	1	2	50.00%	2
Total	5	38	13.16%	2